Performance Management	Dec. 01, 2025
Roundhill APP WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/appw and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/appw
Roundhill ORCL WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/orcw and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/orcw
Roundhill UNH WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/unhw and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/unhw
Roundhill WMT WeeklyPay™ ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/wmt and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	https://www.roundhillinvestments.com/etf/wmt